INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	DOMAIN NAMES MOBILE APPS AND RELATED WEBSITES	GOODWILL	CUSTOMER CONTRACTS AND CUSTOMER BASES	CONTENT ASSETS	INTERNALLY DEVELOPED INTANGIBLES	TOTAL
Net book amount at January 1, 2022	23,922	—	—	—	1,497	25,419
Additions	6,465	—	—	—	1,993	8,458
Business combinations (Note 5)	42,599	10,776	6,314	3,562	—	63,251
Amortization charge	(1,237)	—	(1,146)	(3,534)	(451)	(6,368)
Translation differences	(2,195)	24	(31)	(28)	(9)	(2,239)
Net book amount at December 31, 2022	69,554	10,800	5,137	—	3,030	88,521
Cost	76,170	10,800	7,247	3,538	3,686	101,441
Accumulated amortization	(6,616)	—	(2,110)	(3,538)	(656)	(12,920)
Net book amount at December 31, 2022	69,554	10,800	5,137	—	3,030	88,521

Net book amount at January 1, 2021	23,543	—	—	—	17	23,560
Additions	4,110	—	—	—	1,659	5,769
Amortization charge	(1,817)	—	—	—	(129)	(1,946)
Translation differences and other	(1,914)	—	—	—	(50)	(1,964)
Net book amount at December 31, 2021	23,922	—	—	—	1,497	25,419
Cost	29,578	—	1,085	—	1,619	32,282
Accumulated amortization	(5,656)	—	(1,085)	—	(122)	(6,863)
Net book amount at December 31, 2021	23,922	—	—	—	1,497	25,419

Schedule distinguishes finite and indefinite intangible assets	The following table distinguishes finite and indefinite intangible assets, excluding goodwill, as of December 31, 2022 and 2021:

	As of December 31,
	2022	2021
Net book value of assets with finite useful lives
Customer contracts	5,137	—
Mobile app	—	1,280
Internally developed intangibles	3,030	1,497
Total net book value of assets with finite useful lives	8,167	2,777
Net book value of assets with indefinite useful lives
Domain names and related websites	69,554	22,642

Total net book value of intangible assets	77,721	25,419